Leases - Additional Information (Details) £ in Millions				1 Months Ended				12 Months Ended
	Jun. 01, 2020	Feb. 21, 2020	Jul. 08, 2016	Oct. 31, 2023 USD ($)	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Oct. 01, 2021 USD ($)	Feb. 28, 2020
Lease Disclosure [Line Items]
Future minimum lease payments								$ 4,816,000
Operating lease right of use assets								4,372,000		$ 8,081,000
Operating lease liabilities								4,615,000
Maximum
Lease Disclosure [Line Items]
Required minimum balance maintained in connection with lease								$ 100,000
Master Service Agreement
Lease Disclosure [Line Items]
Lease term			5 years
Lease expiration date			Aug. 31, 2020
Lease renewal expiration date	Aug. 31, 2023							May 31, 2025	May 31, 2025
Six Agreements
Lease Disclosure [Line Items]
Lease expiration date						Jul. 31, 2022
Non-cancellable Operating Lease
Lease Disclosure [Line Items]
Lease term		10 years									38 months
Lease term, break clause period		5 years
Letter of credit expiration date								Sep. 30, 2024	Sep. 30, 2024
Non-cancellable Operating Lease | Maximum
Lease Disclosure [Line Items]
Required minimum balance maintained in connection with lease											$ 100,000
Manufacturing Services Collaboration Agreement
Lease Disclosure [Line Items]
Lease term												4 years
Amendment and collaboration agreement terms								On February 22, 2024, the Company entered into an amendment to the manufacturing services collaboration agreement which extended the term through March 31, 2025.	On February 22, 2024, the Company entered into an amendment to the manufacturing services collaboration agreement which extended the term through March 31, 2025.
Manufacturing Services Collaboration Agreement | Maximum
Lease Disclosure [Line Items]
Collaboration agreement cancellation penalty amount								$ 200,000	£ 0.1
Lease of Warehouse
Lease Disclosure [Line Items]
Lease term							10 years
Lease term, break clause period							5 years
Lease termination premium				$ 300,000
Operating lease right of use assets				1,900,000
Operating lease liabilities				2,000,000
Lease of Warehouse | Maximum
Lease Disclosure [Line Items]
Gain relating to derecognition of right-of-use asset and operating lease liabilities				$ 100,000
Lease of Office Premises
Lease Disclosure [Line Items]
Lease term					3 years
Lease term, break clause period					2 years
Lease of Lab and Office Premises
Lease Disclosure [Line Items]
Lease term					10 years
Lease of Lab and Office Premises | Maximum
Lease Disclosure [Line Items]
Lease term, break clause period					6 years
Lease of Lab and Office Premises | Minimum
Lease Disclosure [Line Items]
Lease term, break clause period					3 years